Long-term assets - E.2.3. Cash used for the purchase of tangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Additions	$ 579	$ 694	$ 823
Change in advances to suppliers	(2)	3	(3)
Change in accruals and payables for property, plant and equipment	(37)	116	(20)
Cash used	$ 540	$ 814	$ 800